SCHEDULE OF MINIMUM LEASE PAYMENTS UNDER NON- CANCELABLE LEASES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 41,233
2025	7,739
Total operating lease payments	48,972
Less: imputed interest	(1,276)
Present value of lease liabilities	$ 47,696	$ 106,334